Financial risk management - Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 22,506,844	¥ 21,266,159
Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,586,522	3,141,644
Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,585,897	3,141,262
Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	625	382
Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	4,805	5,601
Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,003	2,177
Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,802	3,424
Housing Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,575,093	3,130,073
Other Loan [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	16,234	17,172
Total Loans [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,591,327	3,147,245
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,570,389	3,124,550
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	3,570,142	3,124,410
Gross carrying amount [member] | Housing Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	247	140
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	4,704	5,523
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	1,998	2,173
Gross carrying amount [member] | Housing Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	2,706	3,350
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	16,133	17,094
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	15,755	16,852
Gross carrying amount [member] | Other Loan [Member] | Banking Business in Financial Services Segment Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	378	242
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	101	78
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | 12-month expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	5	4
Gross carrying amount [member] | Other Loan [Member] | Banking Business In Financial Services Segment Other Than Normal [Member] | Lifetime expected credit losses [member]
Disclosure of credit risk exposure [line items]
Exposure to credit risk of loans	¥ 96	¥ 74